Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2016
Interest And Finance Cost Disclosure [Abstract]
Schedule of Interest and Finance Costs

The amounts in the accompanying consolidated statements of comprehensive income / (loss) are analyzed as follows:

	2014	2015	2016
Interest on long-term debt (Note 7)	$1,796	$2,359	$2,577
Interest on Promissory Note (Note 3)	—	12	69
Capitalized interest	(228)	(13)	—
Amortization of deferred financing costs (Note 7)	136	173	164
Total	$1,704	$2,531	$2,810